Inventories (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories Abstract
Balance at the beginner of the year		R$ 82,218	R$ 122,572	R$ 82,195
Additions	[1]	533,471	97,911	120,483
Utilization/reversals		(103,583)	(138,265)	(80,106)
Balance at the end of the year		R$ 512,106	R$ 82,218	R$ 122,572

[1]	The increase in the provision refers mainly to the net realizable value of inventories in certain product lines, which is explained by the lower sales prices compared to the values of inventories recorded on the balance sheet due to the current economic scenario.